Note 4 - Advances for Vessels Acquisitions / Under Construction (Tables)	6 Months Ended
Jun. 30, 2016
Notes Tables
Advances for Vessels Acquisition Under Construction [Table Text Block]
Advances for vessels acquisitions / under construction
Balance, December 31, 2015	25,098
— Additions	48,681
— Transferred to Vessels	(65,062)
Balance, June 30, 2016	8,717